Financial instruments - Fair values and risk management - Cash flow sensitivity analysis for variable rate instruments (Details) - Variable interest rate - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Profit or loss	$ (4,238)	$ (4,685)	$ (5,315)
Decrease in risk variable, impact on profit (loss)	4,238	4,685	5,315
Equity	6,201	0	0
Decrease in risk variable, impact on equity	(6,116)	0	0
Variable rate instruments
Disclosure of detailed information about financial instruments [line items]
Profit or loss	(4,238)	(4,685)	(5,315)
Decrease in risk variable, impact on profit (loss)	4,238	4,685	5,315
Equity	0	0	0
Decrease in risk variable, impact on equity	0	0	0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Profit or loss	0	0	0
Decrease in risk variable, impact on profit (loss)	0	0	0
Equity	6,201	0	0
Decrease in risk variable, impact on equity	$ (6,116)	$ 0	$ 0